Financial Risk Management - Summary of Quantitative Data About Exposure to Currency Risk (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 342,472	$ 273,108	$ 508,982	$ 375,753
Accounts receivable, net of expected credit losses	256,291	323,660
Debt – Assets held for sale	490,458
Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	342,473	277,951
Accounts receivable, net of expected credit losses	259,639	329,950
Secured debt and bonds	(4,690,668)	(3,329,383)
Unsecured debt	(165,655)	(678,197)
Debt – Assets held for sale	(490,458)
Accrued expenses	(87,610)	(108,712)
Accounts payable	(542,546)	(671,399)
Net financial position exposure	(5,374,825)	4,179,790
USD [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	209,139	172,966
Accounts receivable, net of expected credit losses	137,692	186,841
Secured debt and bonds	(4,554,328)	(3,115,356)
Unsecured debt	(160,801)	(675,699)
Debt – Assets held for sale	(449,340)
Accrued expenses	(63,385)	(78,936)
Accounts payable	(363,129)	(437,487)
Net financial position exposure	(5,244,152)	(3,947,671)
Colombian, Pesos [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	87,382	33,822
Accounts receivable, net of expected credit losses	1,474	56,862
Secured debt and bonds	(16,285)	(29,316)
Unsecured debt	(4,854)	(2,498)
Accrued expenses	(19,560)	(20,363)
Accounts payable	(51,313)	(97,830)
Net financial position exposure	$ (3,156)	$ (59,323)
Change in forecast in exchange rate	(6.40%)	(4.03%)
Sensitivity analysis effect on profit of the year	$ 201	$ 2,391
Mexico, Pesos [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	4,789
Accounts receivable, net of expected credit losses	8,591
Accrued expenses	(408)
Accounts payable	(19,258)
Net financial position exposure	$ (6,286)
Change in forecast in exchange rate	(4.40%)
Sensitivity analysis effect on profit of the year	$ 279
Euro [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	15,111	7,501
Accounts receivable, net of expected credit losses	81,982	6,863
Secured debt and bonds	(120,055)	(170,670)
Debt – Assets held for sale	(41,118)
Accrued expenses	(2,726)	(7,577)
Accounts payable	(38,716)	(22,293)
Net financial position exposure	$ (105,522)	$ (186,176)
Change in forecast in exchange rate	(0.045%)	(5.64%)
Sensitivity analysis effect on profit of the year	$ (48)	$ 10,500
Argentinean, Pesos [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	11,045	16,430
Accounts receivable, net of expected credit losses	6,637	6,843
Accrued expenses		(231)
Accounts payable		(5,471)
Net financial position exposure	$ 17,682	$ 17,571
Change in forecast in exchange rate	9.10%	2.36%
Sensitivity analysis effect on profit of the year	$ 1,617	$ 415
Brazilian Reals [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		20,769
Accounts receivable, net of expected credit losses	17,764	33,632
Accrued expenses	(1,531)	(717)
Accounts payable	(17,437)	(16,203)
Net financial position exposure	$ (1,204)	$ 37,481
Change in forecast in exchange rate	2.60%	(4.39%)
Sensitivity analysis effect on profit of the year	$ (32)	$ 1,645
Other [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	15,007	26,463
Accounts receivable, net of expected credit losses	5,499	38,909
Secured debt and bonds		(14,041)
Accrued expenses		(888)
Accounts payable	(52,693)	(92,115)
Net financial position exposure	$ (32,187)	$ 41,672